SUPPLEMENTAL FINANCIAL INFORMATION	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTAL FINANCIAL INFORMATION

NOTE 6. SUPPLEMENTAL FINANCIAL INFORMATION

Balance Sheets

Prepaids and other current assets:

	June 30, 2024	December 31, 2023
Short term deposits	$50,000	$50,000
Deferred offering costs	74,648	100,588
Prepaid insurance D&O	241,445	34,769
Prepaid insurance, other	5,010	17,884
Prepaid clinical costs	165,417	–
Prepaid exchange fees	53,720	–
Prepaid other	59,117	41,635
Other receivables	–	154
	$649,357	$245,030

Accounts payable

	June 30, 2024	December 31, 2023
Accounts payable	$177,610	$758,821
Credit cards payable	1,513	1,714
	$179,123	$760,535

Accrued and other liabilities:

	June 30, 2024	December 31, 2023
Accrued payroll	$–	$162,887
Accrued bonus	127,875	262,580
D&O financing	126,605	–
Accrued audit and legal expenses	40,226	89,082
Accrued interest	58,666	98,685
Accrued board compensation	46,250	92,500
Other accrued liabilities	48,350	151,988
	$447,972	$857,722